As filed with the Securities and Exchange Commission on October 21, 2010
1933 Act Registration No. 33-17619
1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ________☐
Post-Effective Amendment No. 259 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 260 ☑
(Check appropriate box or boxes)
GOLDMAN SACHS TRUST
(Exact Name of Registrant as Specified in Charter)
71 South Wacker Drive
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (312) 655-4400
PETER V. BONANNO, ESQ.
Goldman, Sachs & Co.
200 West Street
New York, New York 10282
(Name and Address of Agent for Service)
Copies to:
STEPHEN H. BIER, ESQ.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on November 19, 2010, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☑	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered:
Class A Shares, Class C Shares, Institutional Shares, Class IR Shares and Class R Shares of Goldman Sachs High Yield Floating Rate Fund.

Explanatory Note
Post-Effective Amendment No. 239 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on April 15, 2010 to register Goldman Sachs High Yield Floating Rate Fund as a new series of the Registrant. Pursuant to Rule 485(a)(2), the Amendment would have become effective on June 29, 2010. On June 29, 2010, Post-Effective Amendment No. 248 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to July 29, 2010. On July 28, 2010, Post-Effective Amendment No. 250 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to August 27, 2010. On August 26, 2010, Post-Effective Amendment No. 253 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to September 24, 2010. On September 23, 2010, Post-Effective Amendment No. 256 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to October 22, 2010. This Post-Effective Amendment No. 259 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 19, 2010 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 259 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.
PART C: OTHER INFORMATION
Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated January 28, 1997 1/

	(2)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997 2/

	(3)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust dated January 28, 1997 2/

	(4)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust dated January 28, 1997 3/

	(5)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust dated January 28, 1997 3/

	(6)	Amendment No. 5 dated January 28, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

	(7)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

	(8)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust dated January 28, 1997 5/

	(9)	Amendment No. 8 dated March 1, 1999 to Agreement and Declaration of Trust dated January 28, 1997 6/

	(10)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust dated January 28, 1997 7/

	(11)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

	(12)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

	(13)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust dated January 28, 1997 9/

(14)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust dated January 28, 1997 10/

(15)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust dated January 28, 1997 11/

(16)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust dated January 28, 1997 12/

(17)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust dated January 28, 1997 13/

(18)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust dated January 28, 1997 14/

(19)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(20)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(21)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(22)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 16/

(23)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(24)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(25)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 18/

(26)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(27)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(28)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 20/

(29)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(30)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(31)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977 21/

(32)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(33)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 23/

(34)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(35)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(36)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 24/

(37)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 25/

(38)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(39)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(40)	Amendment No. 39 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(41)	Amendment No. 40 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(42)	Amendment No. 41 dated February 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(43)	Amendment No. 42 dated March 15, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(44)	Amendment No. 43 dated May 10, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(45)	Amendment No. 44 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 28/

(46)	Amendment No. 45 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(47)	Amendment No. 46 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(48)	Amendment No. 47 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(49)	Amendment No. 48 dated December 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 30/

(50)	Amendment No. 49 dated June 19, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 31/

(51)	Amendment No. 50 dated August 14, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 32/

	(52)	Amendment No. 51 dated August 25, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

	(53)	Amendment No. 52 dated November 13, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

	(54)	Amendment No. 53 dated May 21, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

	(55)	Amendment No. 54 dated November 19, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

	(56)	Amendment No. 55 dated February 11, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 35/

	(57)	Amendment No. 56 dated May 20, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 36/

	(58)	Amendment No. 57 dated June 17, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 36/

(b)	(1)	Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 15/

	(2)	Amendment No. 1 dated November 4, 2004 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 20/

	(3)	Amendment No. 2 dated October 16, 2009 to Amended and Restated By-laws of Goldman Sachs Trust dated October 30, 2002 34/

(c)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest 37/

(d)	(1)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. 3/

	(2)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. 3/

	(3)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management 3/

	(4)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management 3/

	(5)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management 3/

	(6)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International 38/

	(7)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 3/

	(8)	Amended Annex A dated September 25, 2007 to the Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 39/

	(9)	Amended Annex A dated June 17, 2010 to the Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International 36/

	(10)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Short-Duration Tax-Free Fund) 40/

	(11)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Institutional Liquid Assets Portfolios) 40/

	(12)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to certain of the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds) 40/

	(13)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Core Fixed Income Fund) 40/

	(14)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Asset Allocation Funds) 40/

	(15)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Equity Growth Strategy (formerly Aggressive Growth Strategy), Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios 20/

	(16)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Tax-Free Fund 33/

	(17)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Ultra-Short Duration Government Fund (formerly Goldman Sachs Adjustable Rate Government Fund) 33/

	(18)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Government Fund 33/

	(19)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Core Fixed Income Fund 33/

(e)	(1)	Distribution Agreement dated April 30, 1997 17/

	(2)	Amended Exhibit A dated June 17, 2010 to the Distribution Agreement dated April 30, 1997, as amended October 30, 2003 41/

(f)	Not applicable

(g)	(1)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company 42/

	(2)	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets 43/

(3)	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement 43/

(4)	Amendment dated May 28, 1981 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets 43/

(5)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company 2/

(6)	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement 43/

(7)	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters 43/

(8)	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account 43/

(9)	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check 43/

(10)	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company 43/

(11)	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement 43/

(12)	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges 43/

(13)	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement 43/

(14)	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters 43/

(15)	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets 43/

(16)	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets 43/

(17)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund 5/

(18)	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets 5/

(19)	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios) 7/

(20)	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Technology Tollkeeper Fund (formerly Tollkeeper Fund and formerly Internet Tollkeeper Fund)) 8/

(21)	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund) 44/

(22)	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Structured Tax-Managed Equity Fund (formerly CORE Tax-Managed Equity Fund)) 10/

(23)	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund) 10/

(24)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund) 11/

(25)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company 10/

(26)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978 10/

(27)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990 10/

(28)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991 10/

(29)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company 14/

(30)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company 14/

(31)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company 14/

(32)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company 14/

(33)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company 45/

(34)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company 45/

(35)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company 15/

(36)	Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. 46/

(37)	Letter Amendment dated August 26, 2003 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Emerging Markets Debt Fund) 47/

(38)	Letter Amendment dated October 28, 2003 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Mortgages Fund) 47/

(39)	Letter Amendment dated February 8, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (for the fund now known as Goldman Sachs Commodity Strategy Fund) 47/

(40)	Letter Amendment dated March 14, 2007 to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Satellite Strategies Portfolio) 47/

(41)	Letter Amendment dated April 23, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Strategic International Equity Fund) 47/

(42)	Letter Amendment dated May 2, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund) 47/

(43)	Letter Amendment dated August 10, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Inflation Protected Securities Fund) 47/

(44)	Letter Amendment dated August 10, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Retirement Strategies Portfolios) 47/

(45)	Letter Amendment dated September 12, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Small Cap Fund) 47/

(46)	Letter Amendment dated September 12, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured Emerging Markets Equity Fund) 47/

	(47)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Enhanced Dividend Global Equity Portfolio) 47/

	(48)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Tax-Advantaged Global Equity Portfolio) 47/

	(49)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Tax-Managed Equity Fund) 47/

	(50)	Letter Amendment dated September 18, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Equity Dividend and Premium Fund) 47/

	(51)	Letter Amendment dated October 4, 2007 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Local Emerging Markets Debt Fund) 47/

	(52)	Letter Amendment dated November 28, 2007 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Absolute Return Tracker Fund) 47/

	(53)	Letter Amendment dated September 17, 2009 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Equity Fund and Goldman Sachs Structured International Equity Flex Fund) 34/

	(54)	Letter Amendment dated November 19, 2009 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Equity Fund) 34/

	(55)	Letter Amendment dated November 19, 2009 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Dynamic Allocation Fund) 48/

	(56)	Letter Amendment dated August 11, 2009 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Technology Tollkeeper Fund (formerly Tollkeeper Fund)) 49/

	(57)	Letter Amendment dated June 17, 2010 to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Income Fund) 36/

(h)	(1)	First Amendment dated July 18, 1994 to Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 50/

	(2)	Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 50/

	(3)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company 42/

(4)	Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 51/

(5)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 5/

(6)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust — TPA Assistance Version relating to the Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 52/

(7)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios 5/

(8)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds 5/

(9)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Class A Shares and Service Shares of Goldman Sachs Equity and Fixed Income Funds 52/

(10)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Institutional Class, Select Class, Preferred Class, Capital Class, Administration Class, Premier Class, Service Class, Resource Class and Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Fund of Funds Portfolios 41/

(11)	Goldman Sachs Trust Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004 46/

(12)	Goldman Sachs Trust ILA Cash Management Shares Service Plan amended and restated as of February 4, 2004 53/

(13)	Goldman Sachs Trust FST Select Class Select Plan amended and restated as of February 4, 2004 46/

(14)	Goldman Sachs Trust FST Administration Class Administration Plan amended and restated as of February 4, 2004 46/

(15)	Goldman Sachs Trust ILA Administration Class Administration Plan amended and restated as of February 4, 2004 46/

(16)	Goldman Sachs Trust FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004 46/

(17)	Goldman Sachs Trust Administration Class Administration Plan amended and restated as of February 4, 2004 46/

(18)	Goldman Sachs Trust Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 46/

	(19)	Goldman Sachs Trust Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 46/

	(20)	Goldman Sachs Trust FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004 46/

	(21)	Goldman Sachs Trust Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund) 46/

	(22)	Goldman Sachs Trust Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund) 46/

	(23)	Goldman Sachs Trust FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 46/

	(24)	Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. 54/

	(25)	Form of Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Commodity Strategy Fund 50/

	(26)	Goldman Sachs Trust FST Cash Management Shares Service Plan dated February 11, 2010 (on behalf of Financial Square Funds) 55/

	(27)	Goldman Sachs Trust Premier Shares Service Plan and Administration Plan dated February 11, 2010 55/

	(28)	Goldman Sachs Trust Resource Shares Service Plan dated February 11, 2010 55/

(i)	Opinion and Consent of Dechert LLP (to be filed)

(j)	Not applicable

(k)	Not applicable

(l)	Not applicable

(m)	(1)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 19/

	(2)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 46/

	(3)	Class C Distribution and Service Plan amended and restated as of February 4, 2004 46/

	(4)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004 46/

	(5)	Class R Distribution and Service Plan dated November 8, 2007 29/

	(6)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 (on behalf of Financial Square Funds) 55/

	(7)	Resource Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 55/

(n)	(1)	Plan in Accordance with Rule 18f-3, amended and restated as of February 11, 2010 55/

(p)	(1)	Code of Ethics — Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and Goldman Sachs Credit Strategies Fund dated April 23, 1997, as amended effective March 12, 2009 36/

	(2)	Code of Ethics — Goldman, Sachs & Co., Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, Goldman Sachs Hedge Fund Strategies LLC and GS Investment Strategies, LLC dated January 23, 1991, as amended effective January 15, 2010 36/

(q)	(1)	Powers of Attorney for Messrs. Bakhru, Coblentz, Shuch and Strubel 23/

	(2)	Powers of Attorney for Ms. Daniels and Ms. Palmer 56/

	(3)	Power of Attorney for James A. McNamara 57/

	(4)	Power of Attorney for George F. Travers 34/

	(5)	Powers of Attorney for Donald C. Burke and Joseph P. LoRusso 58/

1/	Incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 14, 1997.

2/	Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997.

3/	Incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998.

4/	Incorporated by reference from Post-Effective Amendment No. 47 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 1, 1998.

5/	Incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998.

6/	Incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 12, 1999.

7/	Incorporated by reference from Post-Effective Amendment No. 55 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 16, 1999.

8/	Incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 16, 1999.

9/	Incorporated by reference from Post-Effective Amendment No. 58 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 1999.

10/	Incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000.

11/	Incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 3, 2000.

12/	Incorporated by reference from Post-Effective Amendment No. 68 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 2000.

13/	Incorporated by reference from Post-Effective Amendment No. 72 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 13, 2001.

14/	Incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001.

15/	Incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002.

16/	Incorporated by reference from Post-Effective Amendment No. 81 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 19, 2003.

17/	Incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003.

18/	Incorporated by reference from the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”), SEC File No. 333-117561, filed July 22, 2004.

19/	Incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004.

20/	Incorporated by reference from Post-Effective Amendment No. 103 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2005.

21/	Incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 811-05349, filed December 7, 2005.

22/	Incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006.

23/	Incorporated by reference from Post-Effective Amendment No. 114 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2005.

24/	Incorporated by reference from Post-Effective Amendment No. 129 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 23, 2006.

25/	Incorporated by reference from Post-Effective Amendment No. 133 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 18, 2006.

26/	Incorporated by reference from Post-Effective Amendment No. 143 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2006.

27/	Incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 811-05349, filed June 12, 2007.

28/	Incorporated by reference from Post-Effective Amendment No. 162 to the Registrant’s registration statement, SEC File No. 811-05349, filed August 14, 2007.

29/	Incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 811-05349, filed November 27, 2007.

30/	Incorporated by reference from Post-Effective Amendment No. 183 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 18, 2008.

31/	Incorporated by reference from Post-Effective Amendment No. 205 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2008.

32/	Incorporated by reference from Post-Effective Amendment No. 206 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 27, 2008.

33/	Incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009.

34/	Incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009.

35/	Incorporated by reference from Post-Effective Amendment No. 242 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2010.

36/	Incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010.

37/	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (b)(3).

38/	Incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 25, 1998.

39/	Incorporated by reference from Post-Effective Amendment No. 195 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 29, 2008.

40/	Incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003.

41/	Incorporated by reference from Post-Effective Amendment No. 252 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2010.

42/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1995.

43/	Incorporated by reference from Post-Effective Amendment No. 43 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 2, 1998.

44/	Incorporated by reference from Post-Effective Amendment No. 59 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 1, 1999.

45/	Incorporated by reference from Post-Effective Amendment No. 75 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 15, 2002.

46/	Incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004.

47/	Incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2009.

48/	Incorporated by reference from Post-Effective Amendment No. 233 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 28, 2009.

49/	Incorporated by reference from Post-Effective Amendment No. 229 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 24, 2009.

50/	Incorporated by reference from Post-Effective Amendment No. 222 to the Registrant’s registration statement, SEC File. No. 33-17619, filed July 28, 2009.

51/	Incorporated by reference from Post-Effective Amendment No. 175 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 10, 2007.

52/	Incorporated by reference from Post-Effective Amendment No. 198 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2008.

53/	Incorporated by reference from Post-Effective Amendment No. 118 to the Registrant’s registration statement, SEC File No. 811-05349, filed February 17, 2006.

54/	Incorporated by reference from Post-Effective Amendment No. 149 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 19, 2007.

55/	Incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010.

56/	Incorporated by reference from Post-Effective Amendment No. 161 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 10, 2007.

57/	Incorporated by reference from Post-Effective Amendment No. 171 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 9, 2007.

58/	Incorporated by reference from Post-Effective Amendment No. 253 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 26, 2010.
Item 29. Persons Controlled by or Under Common Control with the Fund
     Goldman Sachs Commodity Strategy Fund, a series of the Registrant, wholly owns and controls Goldman Sachs Cayman Commodity Fund, Ltd. (“Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the Commodity Strategy Fund’s annual and semi-annual reports to shareholders.
Item 30. Indemnification
     Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).
     The Management Agreements (other than the Management Agreements on behalf of the ILA Portfolios and the Short Duration Government Fund) provide that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreements. Section 7 of the Management Agreements on behalf of the ILA Portfolios and the Short Duration Government Fund provides that the ILA Portfolios and the Short Duration Government Fund will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreements. The Management Agreements are incorporated by reference as Exhibits (d)(1) through (d)(7).
     Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated August 9, 2007 provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (e)(1) and (h)(4) respectively, to the Registrant’s Registration Statement.

     Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Variable Insurance Trust and Goldman Sachs Credit Strategies Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 31. Business and Other Connections of Investment Adviser
     Goldman Sachs Asset Management, L.P. (“GSAM LP”) and Goldman Sachs Asset Management International (“GSAMI”) are wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. Set forth below are the names, businesses and business addresses of certain managing directors of GSAM LP and GSAMI who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position with	Name and Address of Other	Connection with
the Investment Advisers	Company	Other Company
John S. Weinberg Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282	Vice Chairman

	Goldman, Sachs & Co. 200 West Street New York, New York 10282	Managing Director

Lloyd C. Blankfein Managing Director- GSAM LP	The Goldman Sachs Group, Inc. 200 West Street New York, New York 10282	Chairman and Chief Executive Officer

	Goldman, Sachs & Co. 200 West Street New York, New York 10282	Managing Director
Item 32. Principal Underwriters
(a)	Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as distributor for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b)	Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.
GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal
Business Address	Position with Goldman, Sachs & Co.
Lloyd C. Blankfein (1)	Chairman and Chief Executive Officer
Alan M. Cohen (1)	Global Head of Compliance, Managing Director
Gary D. Cohn (1)	Managing Director
Christopher A. Cole (1)	Managing Director
Edith Cooper (1)	Managing Director
Gordon E. Dyal (2)	Managing Director
Isabelle Ealet (3)	Managing Director
Edward K. Eisler (3)	Managing Director

Name and Principal
Business Address	Position with Goldman, Sachs & Co.
J. Michael Evans (4)	Managing Director
Edward C. Forst (1)	Managing Director
Richard A. Friedman (1)	Managing Director
Richard J. Gnodde (2)	Managing Director
David B. Heller (1)	Managing Director
Kevin W. Kennedy (1)	Managing Director
Gwen R. Libstag (1)	Managing Director
Masanori Mochida (5)	Managing Director
Donald R. Mullen, Jr. (1)	Managing Director
Timothy J. O’Neill (1)	Managing Director
Gregory K. Palm (1)	General Counsel and Managing Director
John F.W. Rogers (1)	Managing Director
Richard M. Ruzika (1)	Managing Director
Pablo J. Salame (3)	Managing Director
Harvey M. Schwartz (1)	Managing Director
Michael S. Sherwood (3)	Managing Director
David M. Solomon (1)	Managing Director
Esta Stecher (1)	General Counsel and Managing Director
Steven H. Strongin (1)	Managing Director
David A. Viniar (1)	Managing Director
John S. Weinberg (1)	Managing Director
Yoel Zaoui (2)	Managing Director

(1)	200 West Street, New York, NY 10282

(2)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(3)	River Court, 120 Fleet Street, London EC4A 2QQ, England

(4)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China

(5)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan
(c)	Not Applicable.
Item 33. Location of Accounts and Records
     The Agreement and Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of GSAM LP, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 and JP Morgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 71 South Wacker Drive, Chicago, Illinois 60606.
Item 34. Management Services
     Not applicable
Item 35. Undertakings
     Not applicable

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 259 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 259 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 21st day of October, 2010.

GOLDMAN SACHS TRUST (A Delaware statutory trust)
By:	/s/ Peter V. Bonanno
Peter V. Bonanno
Secretary
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	October 21, 2010

[1]George F. Travers George F. Travers	Principal Financial Officer and Senior Vice President	October 21, 2010

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	October 21, 2010

[1]Donald C. Burke Donald C. Burke	Trustee	October 21, 2010

[1]John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	October 21, 2010

[1]Diana M. Daniels Diana M. Daniels	Trustee	October 21, 2010

[1]Joseph P. LoRusso Joseph P. LoRusso	Trustee	October 21, 2010

[1]Jessica Palmer Jessica Palmer	Trustee	October 21, 2010

[1]Alan A. Shuch Alan A. Shuch	Trustee	October 21, 2010

[1]Richard P. Strubel Richard P. Strubel	Trustee	October 21, 2010

By:	/s/ Peter V. Bonanno
Peter V. Bonanno,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE
The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 17, 2010.
     RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter V. Bonanno, James A. Fitzpatrick and James A. McNamara, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.
Dated: October 21, 2010

/s/ Peter V. Bonanno
Peter V. Bonanno,
Secretary